Costs and expenses by nature - Tax on mineral production (Details) - bbl	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Increase in state decree rate per metric ton	11.19
Until the production of 10 million metric tons
Disclosure of operating segments [line items]
Rates per metric ton		3.72
Over the production of 10 million metric tons
Disclosure of operating segments [line items]
Rates per metric ton	0.74
Minimum
Disclosure of operating segments [line items]
Rates per metric ton		0.50
Maximum
Disclosure of operating segments [line items]
Rates per metric ton		3.72